Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax liabilities:
Mineral properties	$ 461,742	$ 453,818
Foreign subsidiaries - unremitted earnings	247,000	235,116
Property, plant and equipment, net	60,266	68,013
Deferred tax liabilities, Total	769,008	756,947
Deferred tax assets:
Net operating loss carryforwards	99,323	128,073
Foreign subsidiaries - future tax credits	145,395	133,160
Royalty and other long-term debt	42,221	48,254
Capital loss carryforwards	35,315	35,562
Asset retirement obligation	8,623	9,638
Unrealized foreign currency loss and other	1,590	3,974
Accrued expenses	20,692	23,247
Tax credit carryforwards	22,811	11,987
Inventory	1,418	6,069
Deferred tax assets, gross	377,388	399,964
Valuation allowance	(182,576)	(168,511)
Deferred tax assets, net	194,812	231,453
Net deferred tax liabilities	$ (574,196)	$ (525,494)